Shareholders' Equity - Schedule of Common Stock Outstanding Roll Forward (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common Stock
Common stock, beginning balance (in shares)	1,012,261,159	1,012,261,159	1,012,261,159
Common stock, ending balance (in shares)	1,012,261,159	1,012,261,159	1,012,261,159
Treasury Stock
Treasury stock, beginning balance (in shares)	414,671,383	423,343,707	429,941,021
Treasury stock, issued (in shares)	(13,651,201)	(8,877,047)	(6,904,556)
Treasury stock, acquired (in shares)	1,725,954	204,723	307,242
Treasury stock, ending balance (in shares)	402,746,136	414,671,383	423,343,707